UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

November 30, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 94.0%

Treasury Bills - 94.0%
U.S. Treasury Bills
0.01%, 12/01/11*	$25,000,000	$24,999,993
0.01%, 12/15/11*	24,000,000	23,999,851
0.00%, 12/22/11*	25,000,000	24,999,993
0.09%, 1/12/12*	32,450,000	32,449,544
0.15%, 1/19/12*	10,600,000	10,599,965

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $117,045,436)		117,049,346

MONEY MARKET FUND - 0.5%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $653,376)	653,376	653,376

REPURCHASE AGREEMENT - 25.3%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/11, 0.15% due 12/01/11; Proceeds at maturity - $31,460,166 (fully collateralized by Ginnie Mae, 4.50% due 8/20/41; Market value - $33,033,038) (Cost: $31,460,035)	31,460,035	31,460,035

TOTAL INVESTMENTS IN SECURITIES - 119.8% (Cost: $149,158,847)(b)		149,162,757
Liabilities in Excess of Other Assets - (19.8)%		(24,616,633)

NET ASSETS - 100.0%		$124,546,124

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

November 30, 2011

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 60.3%

Treasury Bills - 60.3%
U.S. Treasury Bills
0.02%, 12/01/11*	$24,000,000		$23,999,994
0.01%, 12/15/11*	95,000,000		94,999,434
0.00%, 12/22/11*	24,000,000		23,999,993
0.13%, 1/12/12*	38,000,000		37,999,466
0.14%, 1/19/12*	65,717,400		65,717,187
0.12%, 1/26/12*	66,000,000		65,999,261
0.01%, 3/01/12*	1,400,000		1,399,945
0.03%, 3/15/12*	1,400,000		1,399,949

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $315,486,406)			315,515,229

TIME DEPOSITS - 15.6%
Banks - 15.6%
Barclays Bank PLC
0.60%, 12/19/11	130,107,641	CNH	20,377,078
JPMorgan Chase & Co.
0.45%, 12/19/11	130,107,271	CNH	20,377,020
Royal Bank of Scotland PLC
0.44%, 12/19/11	130,150,122	CNH	20,383,731
Standard Chartered Bank
0.40%, 12/19/11	130,155,283	CNH	20,384,539

TOTAL TIME DEPOSITS (Cost: $81,535,138)			81,522,368

MONEY MARKET FUND - 0.5%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $2,684,624)	$2,684,624		2,684,624

REPURCHASE AGREEMENT - 27.6%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/11, 0.15% due 12/01/11; Proceeds at maturity - $144,110,197 (fully collateralized by Fannie Mae, 4.00% - 5.00% due 7/01/37 - 11/01/40 and Ginnie Mae, 5.00% due 6/20/41; Market value $151,315,077) (Cost: $144,109,597)	144,109,597		144,109,597

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $543,815,765)(b)			543,831,818
Liabilities in Excess of Other Assets - (4.0)%			(20,901,782)

NET ASSETS - 100.0%			$522,930,036

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

CNH	-	Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

November 30, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 81.7%

Treasury Bills - 81.7%
U.S. Treasury Bills
0.01%, 12/15/11*	$10,000,000	$9,999,958
0.14%, 1/19/12*	11,100,000	11,099,964
0.12%, 1/26/12*	11,000,000	10,999,877
0.01%, 3/01/12*	4,950,000	4,949,807
0.03%, 3/15/12*	4,950,000	4,949,822

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $41,995,263)		41,999,428

MONEY MARKET FUND - 0.5%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $254,439)	254,439	254,439

REPURCHASE AGREEMENT - 24.7%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/11, 0.15% due 12/01/11; Proceeds at maturity - $12,728,864 (fully collateralized by Ginnie Mae, 4.50% due 8/20/41; Market value - $13,365,252) (Cost: $12,728,811)	12,728,811	12,728,811

TOTAL INVESTMENTS IN SECURITIES - 106.9% (Cost: $54,978,513)(b)		54,982,678
Liabilities in Excess of Cash and Other Assets - (6.9)%		(3,554,447)

NET ASSETS - 100.0%		$51,428,231

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

November 30, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 78.8%

Treasury Bills - 78.8%
U.S. Treasury Bills
0.01%, 12/01/11*	$22,250,000	$22,249,994
0.03%, 12/08/11*	16,000,000	15,999,969
0.01%, 12/15/11*	62,250,000	62,249,519
0.00%, 12/22/11*	22,250,000	22,249,993
0.09%, 1/12/12*	76,500,000	76,498,924
0.14%, 1/19/12*	66,300,000	66,299,785
0.12%, 1/26/12*	34,000,000	33,999,619

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $299,522,511)		299,547,803

MONEY MARKET FUND - 0.6%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $2,261,401)	2,261,401	2,261,401

REPURCHASE AGREEMENT - 27.9%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/11, 0.15% due 12/01/11; Proceeds at maturity - $106,019,911 (fully collateralized by Fannie Mae, 3.50% - 5.00% due 1/01/26 - 7/01/37; Market value - $111,320,444) (Cost: $106,019,470)	106,019,470	106,019,470

TOTAL INVESTMENTS IN SECURITIES - 107.3% (Cost: $407,803,382)(b)		407,828,674
Liabilities in Excess of Cash and Other Assets - (7.3)%		(27,807,979)

NET ASSETS - 100.0%		$380,020,695

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Euro Debt Fund (EU)

November 30, 2011

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 73.6%

Sovereign Agency - 4.1%
European Financial Stability Facility
2.75%, 7/18/16	145,000	EUR	$196,691

Sovereign Bonds - 69.5%
Belgium Kingdom
3.50%, 6/28/17, Series 63	50,000	EUR	64,054
4.00%, 3/28/19, Series 55	45,000	EUR	57,984
3.75%, 9/28/20, Series 58	50,000	EUR	62,010
Bundesrepublik Deutschland
2.25%, 9/04/20	135,000	EUR	184,182
3.25%, 7/04/21	135,000	EUR	198,495
4.75%, 7/04/28, Series 98	135,000	EUR	221,662
Eurofima
4.00%, 10/27/21	145,000	EUR	207,857
European Union
3.38%, 5/10/19	145,000	EUR	198,582
Finnish Government Bond
3.38%, 4/15/20	45,000	EUR	63,334
3.50%, 4/15/21	45,000	EUR	63,760
4.00%, 7/04/25	40,000	EUR	58,217
France Government Bond OAT
4.00%, 4/25/18	165,000	EUR	238,123
4.25%, 4/25/19	165,000	EUR	240,188
3.50%, 4/25/20	115,000	EUR	158,250
Kingdom of Denmark
3.13%, 3/17/14	70,000	EUR	98,436
1.75%, 10/05/15	70,000	EUR	95,236
Kingdom of Sweden
0.88%, 9/02/13	70,000	EUR	94,630
3.13%, 5/07/14	70,000	EUR	99,022
Luxembourg Government Bond
3.75%, 12/04/13	65,000	EUR	91,787
3.38%, 5/18/20	65,000	EUR	93,125
Netherlands Government Bond
4.00%, 7/15/18	40,000	EUR	59,822
3.50%, 7/15/20	40,000	EUR	57,846
5.50%, 1/15/28	40,000	EUR	70,122
Republic of Austria
3.50%, 7/15/15	40,000	EUR	55,999
4.65%, 1/15/18, Series 2	45,000	EUR	65,745
3.90%, 7/15/20	45,000	EUR	61,740
Republic of Slovenia
4.00%, 3/22/18	75,000	EUR	87,237
4.13%, 1/26/20, Series RS67	75,000	EUR	81,705
Slovakia Government Bond
3.50%, 2/24/16, Series 213	70,000	EUR	90,951
4.00%, 4/27/20, Series 214	70,000	EUR	82,141

Total Sovereign Bonds			3,302,242

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $3,677,769)			3,498,933

SUPRANATIONAL BONDS - 24.2%

Banks - 24.2%
Council of Europe Development Bank
3.00%, 7/13/20	145,000	EUR	194,888
European Investment Bank
3.63%, 10/15/13	145,000	EUR	201,697
International Bank for Reconstruction & Development
3.88%, 5/20/19	145,000	EUR	214,636
Kreditanstalt Fuer Wiederaufbau
4.13%, 7/04/17	45,000	EUR	67,325
5.50%, 1/22/18, Series 213	45,000	EUR	71,867
Landwirtschaftliche Rentenbank
3.75%, 2/11/16	135,000	EUR	196,271
Nordic Investment Bank
3.00%, 4/08/14	145,000	EUR	203,134

TOTAL SUPRANATIONAL BONDS (Cost: $1,186,576)			1,149,818

TOTAL INVESTMENTS IN SECURITIES - 97.8% (Cost: $4,864,345)(a)			4,648,751
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.2%			102,965

NET ASSETS - 100.0%			$4,751,716

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR - Euro

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

November 30, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 85.4%

Treasury Bills - 85.4%
U.S. Treasury Bills
0.01%, 12/15/11*	$3,850,000	$3,849,984
0.02%, 1/12/12*	2,000,000	1,999,972
0.14%, 1/19/12*	4,700,000	4,699,985
0.12%, 1/26/12*	3,000,000	2,999,967
0.01%, 3/01/12*	1,350,000	1,349,947
0.03%, 3/15/12*	1,350,000	1,349,951

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $16,248,343)		16,249,806

MONEY MARKET FUND - 0.7%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $137,032)	137,032	137,032

REPURCHASE AGREEMENT - 18.0%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/11, 0.15% due 12/01/11; Proceeds at maturity - $3,433,279 (fully collateralized by Ginnie Mae, 4.50% due 8/20/41; Market value - $3,604,929) (Cost: $3,433,265)	3,433,265	3,433,265

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $19,818,640)(b)		19,820,103
Liabilities in Excess of Cash and Other Assets - (4.1)%		(784,878)

NET ASSETS - 100.0%		$19,035,225

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

November 30, 2011

Investments	Principal Amount		Value
TIME DEPOSITS - 96.6%

Banks - 96.6%
Barclays Bank PLC
0.01%, 12/02/11	251,004,230	JPY	$3,233,341
0.02%, 12/09/11	251,004,718	JPY	3,233,347
Mizuho International PLC
0.05%, 12/02/11	252,014,052	JPY	3,246,349
0.05%, 12/09/11	252,016,502	JPY	3,246,380
UBS AG
0.01%, 12/02/11	252,003,135	JPY	3,246,208
0.01%, 12/09/11	252,003,625	JPY	3,246,214

TOTAL TIME DEPOSITS (Cost: $19,523,780)			19,451,839

FOREIGN GOVERNMENT OBLIGATIONS - 25.0%

Sovereign - 25.0%
Japan Treasury Bills
0.09%, 12/19/11, Series 223*	130,000,000	JPY	1,674,536
0.10%, 1/12/12, Series 226*	130,000,000	JPY	1,674,418
0.10%, 2/20/12, Series 236*	130,000,000	JPY	1,674,243

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $5,076,554)			5,023,197

REPURCHASE AGREEMENT - 24.3%
Repurchase agreement dated 11/30/11, 0.10% due 12/01/11 with Royal Bank of Scotland; Proceeds at maturity - 380,075,164 JPY (fully collateralized by Japan Government Bond, 1.40% due 3/20/12; Market value - $4,988,848) (Cost: $4,895,970)	380,074,108	JPY	4,895,970

TOTAL INVESTMENTS IN SECURITIES - 145.9% (Cost: $29,496,304)(a)			29,371,006
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (45.9)%			(9,235,882)

NET ASSETS - 100.0%			$20,135,124

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY - Japanese yen

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia and New Zealand Debt Fund (AUNZ)

November 30, 2011

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 70.3%

Municipal - 2.3%
Australian Capital Territory
5.50%, 6/07/18	550,000	AUD	$592,154

Sovereign Agency - 34.9%
Export Development Canada
5.75%, 2/11/14	450,000	AUD	479,080
5.25%, 8/10/15	540,000	AUD	573,162
New South Wales Treasury Corp.
5.50%, 8/01/14, Series 14	540,000	AUD	579,744
5.50%, 3/01/17, Series 17	540,000	AUD	590,398
Northern Territory Treasury Corp.
5.75%, 7/14/14	500,000	AUD	532,003
6.25%, 10/20/15	500,000	AUD	545,217
Queensland Treasury Corp.
6.00%, 4/21/16, Series 16	500,000	AUD	542,962
6.00%, 9/14/17, Series 17	540,000	AUD	601,541
South Australian Government Financing Authority
6.00%, 5/15/13, Series 13	575,000	AUD	608,089
5.75%, 4/20/15, Series 15	500,000	AUD	531,349
Tasmanian Public Finance
6.50%, 5/15/13, Series 13	575,000	AUD	612,366
6.50%, 4/15/15, Series 15	500,000	AUD	549,299
Treasury Corp. of Victoria
5.75%, 11/15/16, Series 1116	540,000	AUD	592,542
5.50%, 11/15/18, Series 1118	540,000	AUD	588,322
Western Australia Treasury Corp.
5.50%, 4/23/14, Series 14	450,000	AUD	479,376
7.00%, 4/15/15, Series 15	540,000	AUD	607,532

Total Sovereign Agency			9,012,982

Sovereign Bonds - 33.1%
Australian Government Bond
4.75%, 6/15/16, Series 130	800,000	AUD	871,703
4.25%, 7/21/17, Series 135	735,000	AUD	783,409
5.50%, 1/21/18, Series 132	800,000	AUD	909,054
5.25%, 3/15/19, Series 122	800,000	AUD	903,515
4.50%, 4/15/20, Series 126	725,000	AUD	780,088
5.75%, 5/15/21, Series 124	750,000	AUD	880,344
5.50%, 4/21/23, Series 133	750,000	AUD	867,825
New Zealand Government Bond
6.00%, 12/15/17, Series 1217	800,000	NZD	705,996
5.00%, 3/15/19, Series 319	650,000	NZD	543,818
6.00%, 5/15/21, Series 521	750,000	NZD	671,231
5.50%, 4/15/23, Series 423	750,000	NZD	649,690

Total Sovereign Bonds			8,566,673

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $18,045,490)			18,171,809

SUPRANATIONAL BONDS - 28.3%

Banks - 28.3%
Asian Development Bank
5.25%, 5/13/14	400,000	AUD	423,662
6.00%, 1/20/15	700,000	AUD	758,136
Council of Europe Development Bank
5.75%, 9/16/14	550,000	AUD	572,543
European Investment Bank
5.38%, 5/20/14	840,000	AUD	865,245
6.50%, 9/10/14	182,000	NZD	150,613
Inter-American Development Bank
5.50%, 5/29/13	540,000	AUD	567,333
6.00%, 5/25/16	540,000	AUD	589,550
International Bank for Reconstruction & Development
5.50%, 10/21/14	540,000	AUD	578,085
International Finance Corp.
5.75%, 6/24/14	540,000	AUD	578,226
Kreditanstalt Fuer Wiederaufbau
6.00%, 1/29/15	380,000	AUD	408,132
6.38%, 2/17/15	300,000	NZD	252,390
Landwirtschaftliche Rentenbank
6.00%, 7/15/14	220,000	AUD	233,221
5.75%, 7/15/15	250,000	AUD	267,623
Nordic Investment Bank
6.00%, 8/20/14	450,000	AUD	482,189
6.00%, 4/06/15	540,000	AUD	579,036

TOTAL SUPRANATIONAL BONDS (Cost: $7,393,935)			7,305,984

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $7,079)	$7,079		7,079

TOTAL INVESTMENTS IN SECURITIES - 98.6% (Cost: $25,446,504)(b)			25,484,872
Foreign Currency and Other Assets in Excess of Liabilities - 1.4%			355,581

NET ASSETS - 100.0%			$25,840,453

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
NZD	-	New Zealand dollar

(a)	Rate shown represents annualized 7-day yield as of November 30, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

November 30, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 72.4%

Treasury Bills - 72.4%
U.S. Treasury Bills
0.01%, 12/15/11*	$1,700,000	$1,699,991
0.02%, 1/12/12*	1,990,000	1,989,972
0.14%, 1/19/12*	232,600	232,599
0.12%, 1/26/12*	1,500,000	1,499,983

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,422,245)		5,422,545

MONEY MARKET FUND - 1.0%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $73,335)	73,335	73,335

REPURCHASE AGREEMENT - 29.7%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/11, 0.15% due 12/01/11; Proceeds at maturity - $2,221,056 (fully collateralized by Ginnie Mae, 4.50% due 8/20/41; Market value - $2,332,100) (Cost: $2,221,047)	2,221,047	2,221,047

TOTAL INVESTMENTS IN SECURITIES - 103.1% (Cost: $7,716,627)(b)		7,716,927
Liabilities in Excess of Other Assets - (3.1)%		(232,293)

NET ASSETS - 100.0%		$7,484,634

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2011

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 70.3%

Sovereign Agency - 3.8%
New South Wales Treasury Corp.
6.00%, 4/01/16, Series 16	5,632,000	AUD	$6,210,888
Queensland Treasury Corp.
6.50%, 4/23/12	4,810,000	AUD	4,984,443
7.13%, 9/18/17	3,960,000	NZD	3,486,124
Western Australian Treasury Corp.
7.00%, 4/15/15, Series 15	980,000	AUD	1,102,557

Total Sovereign Agency			15,784,012

Sovereign Bonds - 66.5%
Australian Government Bond
6.25%, 4/15/15, Series 119	11,359,000	AUD	12,813,087
China Government Bond
1.00%, 12/01/13	33,500,000	CNY	5,210,774
3.30%, 10/27/14	17,220,000	CNY	2,809,355
1.80%, 12/01/15	27,000,000	CNY	4,151,653
2.48%, 12/01/20	41,000,000	CNY	6,339,801
Eurofima
5.63%, 10/24/16	2,270,000	AUD	2,324,067
Hong Kong Government Bond
1.69%, 12/22/14	50,200,000	HKD	6,692,382
1.65%, 6/15/15	46,350,000	HKD	6,196,963
1.52%, 12/21/15	42,650,000	HKD	5,679,638
Indonesia Government
11.00%, 12/15/12, Series FR23	96,405,000,000	IDR	11,227,479
11.25%, 5/15/14, Series FR51	45,196,000,000	IDR	5,614,410
7.38%, 9/15/16, Series FR55	144,697,000,000	IDR	16,993,686
Korea Treasury Bond
3.75%, 6/10/13, Series 1306	17,470,000,000	KRW	15,371,077
4.50%, 3/10/15, Series 1503	19,680,000,000	KRW	17,810,185
4.00%, 9/10/15, Series 1509	14,010,000,000	KRW	12,507,839
Malaysian Government
3.21%, 5/31/13, Series 0509	46,030,000	MYR	14,539,818
3.43%, 8/15/14, Series 0211	23,360,000	MYR	7,409,033
3.84%, 8/12/15, Series 0110	27,240,000	MYR	8,749,058
4.01%, 9/15/17, Series 0210	49,650,000	MYR	16,056,421
New Zealand Government
6.50%, 4/15/13, Series 413	3,270,000	NZD	2,678,693
6.00%, 4/15/15, Series 415	13,039,000	NZD	11,154,400
Republic of Philippines
6.25%, 1/27/14, Series 5-67	69,970,000	PHP	1,726,838
7.00%, 1/27/16, Series 7-48	56,820,000	PHP	1,431,256
4.95%, 1/15/21	653,000,000	PHP	14,646,062
Singapore Government Bond
2.50%, 10/01/12	6,140,000	SGD	4,881,057
1.63%, 4/01/13	12,852,000	SGD	10,223,632
2.25%, 6/01/21	7,010,000	SGD	5,746,099
Thailand Government Bond
5.25%, 7/13/13	366,800,000	THB	12,139,856
5.25%, 5/12/14	350,000,000	THB	11,756,182
3.13%, 12/11/15	212,339,000	THB	6,774,016
4.13%, 11/18/16	128,060,000	THB	4,264,985
2.80%, 10/10/17	369,705,000	THB	11,514,431

Total Sovereign Bonds			277,434,233

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $299,785,026)			293,218,245

SUPRANATIONAL BONDS - 13.5%

Banks - 13.5%
Asian Development Bank
5.50%, 2/15/16	6,540,000	AUD	7,013,120
2.85%, 10/21/20	14,500,000	CNY	2,344,649
European Bank for Reconstruction & Development
5.25%, 8/15/12†	192,100,000	INR	3,667,029
5.50%, 10/19/12	45,150,000	INR	865,322
6.75%, 2/19/13	70,790,000,000	IDR	7,737,557
5.25%, 6/06/14	185,950,000	INR	3,656,951
Inter-American Development Bank
0.50%, 1/29/13	400,000	NZD	301,184
2.50%, 3/11/13	293,000,000	INR	5,428,961
4.75%, 1/10/14	424,300,000	INR	8,159,272
6.25%, 6/22/16	1,360,000	NZD	1,163,017
International Bank for Reconstruction & Development
5.38%, 12/15/14	5,010,000	NZD	4,134,370
International Finance Corp.
5.75%, 6/24/14	5,256,000	AUD	5,628,068
1.80%, 1/27/16	5,000,000	CNY	777,345
Nordic Investment Bank
6.00%, 4/06/15	4,900,000	AUD	5,254,211

TOTAL SUPRANATIONAL BONDS (Cost: $59,279,574)			56,131,056

MONEY MARKET FUND - 2.2%
Dreyfus Institutional Preferred Money Market Fund, 0.02%(a) (Cost: $9,337,727)	$9,337,727		9,337,727

REPURCHASE AGREEMENT - 12.5%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/11, 0.15% due 12/01/11; Proceeds at maturity - $52,262,456 (fully collateralized by Fannie Mae, 3.50% due 12/01/41; Market value - $54,875,350) (Cost: $52,262,238)	52,262,238		52,262,238

TOTAL INVESTMENTS IN SECURITIES - 98.5% (Cost: $420,664,565)(b)			410,949,266
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.5%			6,219,561

NET ASSETS - 100.0%			$417,168,827

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
CNY	-	Chinese yuan
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	South Korean won
MYR	-	Malaysian ringgit
NZD	-	New Zealand dollar
PHP	-	Philippines peso
SGD	-	Singapore dollar
THB	-	Thai baht

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,667,029, which represents 0.9% of net assets.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2011

Investments	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS - 79.0%

Sovereign Bonds - 79.0%
China Government Bond
1.00%, 12/01/13	64,500,000	CNY	$10,032,685
3.30%, 10/27/14	26,380,000	CNY	4,303,762
1.80%, 12/01/15	110,000,000	CNY	16,914,141
2.48%, 12/01/20	50,500,000	CNY	7,808,779
Federal Republic of Brazil
10.00%, 1/01/13	6,390,000	BRL	3,558,435
12.50%, 1/05/16(a)	50,449,000	BRL	33,100,814
12.50%, 1/05/22	17,680,000	BRL	12,605,798
10.25%, 1/10/28	55,759,000	BRL	35,424,639
Indonesia Government
12.50%, 3/15/13, Series FR33	34,167,000,000	IDR	4,095,944
11.00%, 10/15/14, Series FR26	75,811,000,000	IDR	9,518,142
9.50%, 6/15/15, Series FR27	153,177,000,000	IDR	18,877,510
10.75%, 5/15/16, Series FR30	53,118,000,000	IDR	6,955,455
7.38%, 9/15/16, Series FR55	169,426,000,000	IDR	19,897,940
10.00%, 7/15/17, Series FR28	50,000,000,000	IDR	6,508,332
11.00%, 11/15/20, Series FR31	50,000,000,000	IDR	7,075,692
8.25%, 7/15/21, Series FR53	103,330,000,000	IDR	12,543,037
8.38%, 9/15/26, Series FR56	188,535,000,000	IDR	22,672,068
Korea Treasury Bond
3.75%, 6/10/13, Series 1306	17,810,000,000	KRW	15,670,228
4.50%, 3/10/15, Series 1503	16,483,160,000	KRW	14,917,080
5.00%, 6/10/20, Series 2006	17,378,920,000	KRW	16,632,480
Malaysian Government
3.43%, 8/15/14, Series 0211	89,643,000	MYR	28,431,849
3.84%, 8/12/15, Series 0110	71,163,000	MYR	22,856,432
3.81%, 2/15/17, Series 0207	21,970,000	MYR	7,048,482
4.01%, 9/15/17, Series 0210	90,050,000	MYR	29,121,465
4.38%, 11/29/19, Series 0902	72,462,000	MYR	23,965,396
Mexican Bonos Desarr
9.50%, 12/18/14, Series MI10	205,979,000	MXN	17,223,686
7.75%, 12/14/17, Series M10	237,287,000	MXN	19,577,611
8.50%, 12/13/18, Series M10	248,954,000	MXN	21,297,576
Poland Government Bond
5.75%, 4/25/14, Series 0414	61,520,000	PLN	18,739,394
5.50%, 10/25/19, Series 1019	51,048,000	PLN	15,063,208
5.25%, 10/25/20, Series 1020	57,249,000	PLN	16,397,703
5.75%, 9/23/22, Series 0922	66,368,000	PLN	19,614,274
Republic of Chile
5.50%, 8/05/20	17,070,000,000	CLP	34,683,008
Republic of Colombia
12.00%, 10/22/15	26,934,000,000	COP	17,539,864
7.75%, 4/14/21	29,371,000,000	COP	17,396,559
Republic of Peru
8.60%, 8/12/17	35,862,000	PEN	15,789,177
7.84%, 8/12/20	36,210,000	PEN	15,358,566
8.20%, 8/12/26	19,980,000	PEN	8,880,905
Republic of Philippines
7.00%, 1/27/16, Series 7-48	91,770,000	PHP	2,311,622
4.95%, 1/15/21	1,044,000,000	PHP	23,415,757
6.38%, 1/19/22, Series 1054	229,319,817	PHP	5,541,196
Republic of South Africa
8.25%, 9/15/17, Series R203	108,990,000	ZAR	14,029,340
7.25%, 1/15/20, Series R207	120,671,000	ZAR	14,346,301
10.50%, 12/21/26, Series R186	113,380,000	ZAR	16,388,039
Russian Foreign Bond
7.85%, 3/10/18	1,250,000,000	RUB	42,162,771
Thailand Government Bond
5.25%, 5/12/14	430,295,000	THB	14,453,218
3.13%, 12/11/15	351,770,000	THB	11,222,129
4.13%, 11/18/16	421,430,000	THB	14,035,552
2.80%, 10/10/17	365,270,000	THB	11,376,303
5.13%, 3/13/18	406,565,000	THB	14,313,527
Turkey Government Bond
10.00%, 6/17/15	33,322,000	TRY	18,117,525
9.00%, 1/27/16	5,866,000	TRY	3,089,737
10.50%, 1/15/20	40,322,000	TRY	23,017,464

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $898,859,867)			855,918,597

SUPRANATIONAL BONDS - 15.1%

Banks - 15.1%
Asian Development Bank
9.25%, 4/30/13	14,180,000	BRL	8,138,600
6.55%, 1/28/15	43,850,000	MXN	3,338,026
European Bank for Reconstruction & Development
8.00%, 2/18/13	51,060,000	ZAR	6,392,047
6.50%, 2/09/15	59,610,000	RUB	1,931,251
6.75%, 5/12/17	236,850,000	RUB	7,483,135
European Investment Bank
6.25%, 3/11/13	151,900,000	RUB	4,837,419
10.00%, 9/10/13	2,325,000	TRY	1,291,525
8.00%, 10/21/13	38,630,000	ZAR	4,880,371
8.50%, 11/04/14	77,155,000	ZAR	9,837,152
9.63%, 4/01/15	11,265,000	TRY	6,232,814
6.50%, 12/15/15	88,150,000	RUB	2,760,221
14.00%, 7/05/16	5,210,000	TRY	3,403,562
6.50%, 9/30/16	147,900,000	RUB	4,602,508
Inter-American Development Bank
9.50%, 1/06/14	5,980,000	BRL	3,499,573
8.00%, 1/26/16	21,632,000	MXN	1,798,546
7.50%, 12/05/24	167,197,000	MXN	11,833,696
International Bank for Reconstruction & Development
3.25%, 1/24/13	758,000,000	CLP	1,466,422
5.00%, 7/01/13	77,475,000	MXN	5,800,463
6.50%, 9/11/13	180,025,000	MXN	13,725,931
6.25%, 12/11/13	262,550,000	RUB	8,488,299
5.25%, 11/24/14	41,550,000	RUB	1,301,249
8.75%, 3/01/17	30,680,000	ZAR	4,210,639
7.50%, 3/05/20	48,295,000	MXN	3,899,849
International Finance Corp.
11.25%, 7/17/12	29,280,000	TRY	16,272,908
9.25%, 9/16/13	12,965,000	BRL	7,516,067
8.25%, 1/15/14	8,210,000	BRL	4,712,351
7.38%, 3/04/15	11,490,000	ZAR	1,494,243
6.00%, 1/28/16	128,810,000	MXN	9,875,642
Nordic Investment Bank
10.00%, 5/14/13	4,085,000	BRL	2,356,822

TOTAL SUPRANATIONAL BONDS (Cost: $181,582,274)			163,381,331

U.S. GOVERNMENT OBLIGATIONS - 0.0%

Treasury Bills - 0.0%
U.S. Treasury Bill
0.14%, 1/19/12* (Cost: 499,903)	$500,000		499,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2011

Investments	Principal Amount	Value
MONEY MARKET FUND - 1.1%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $11,419,320)	$11,419,320	$11,419,320

REPURCHASE AGREEMENT - 1.9%
Citigroup, Inc. tri-party repurchase agreement dated 11/30/11, 0.15% due 12/01/11; Proceeds at maturity - $21,010,127 (fully collateralized by Ginnie Mae, 4.50% due 8/20/41; Market value - $22,060,543) (Cost: $21,010,040)	21,010,040	21,010,040

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Dreyfus Institutional Preferred Money Market Fund, 0.12%(c) (Cost: $9,531,604)(d)	9,531,604	9,531,604

TOTAL INVESTMENTS IN SECURITIES - 98.0% (Cost: $1,122,903,008)(e)		1,061,760,890
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.0%		22,082,100

NET ASSETS - 100.0%		$1,083,842,990

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
IDR	-	Indonesian rupiah
KRW	-	South Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian nuevo sol
PHP	-	Philippines peso
PLN	-	Polish zloty
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish new lira
ZAR	-	South African rand

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at November 30, 2011.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2011.
(c)	Interest rate shown reflects yield as of November 30, 2011.
(d)	At November 30, 2011, the total market value of the Fund’s security on loan was $8,669,816 and the total market value of the collateral held by the Fund was $9,531,604.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

November 30, 2011

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 43.6%

Treasury Bills - 21.0%
U.S. Treasury Bills
0.14%, 1/19/12*	$600,000		$599,998
0.12%, 1/26/12*	400,000		399,995
0.01%, 3/22/12*	12,000		12,000

Total Treasury Bills			1,011,993

Treasury Bond - 5.7%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	180,000		274,163

Treasury Notes - 16.9%
U.S. Treasury Inflation Indexed Notes
2.13%, 1/15/19	210,000		263,185
1.38%, 1/15/20	230,000		273,465
1.13%, 1/15/21	240,000		275,938

Total Treasury Notes			812,588

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,041,122)			2,098,744

FOREIGN GOVERNMENT OBLIGATIONS - 34.4%

Sovereign Bonds - 34.4%
Australian Index Linked Bond
4.00%, 8/20/20, Series 20CI	120,000	AUD	225,419
Canadian Government Real Return Index Linked Bond
4.25%, 12/01/26, Series VS05	75,518	CAD	117,717
3.00%, 12/01/36	58,544	CAD	90,497
France Government Index Linked Bond
1.60%, 7/25/15, Series OATe	55,000	EUR	87,466
2.10%, 7/25/23, Series OATi	70,000	EUR	103,571
Mexican Udibonos
4.00%, 6/13/19	1,207,657	MXN	100,656
4.50%, 12/04/25	1,161,209	MXN	105,546
Republic of South Africa Index Linked Bond
2.50%, 1/31/17, Series R211	739,066	ZAR	97,248
5.50%, 12/07/23, Series R197	691,025	ZAR	113,269
Swedish Government Index Linked Bond
4.00%, 12/01/20, Series 3102	800,000	SEK	199,641
Turkey Government Index Linked Bond
4.50%, 2/11/15	167,169	TRY	97,122
4.00%, 4/01/20	173,593	TRY	100,616
U.K. Treasury Index Linked Gilt
1.25%, 11/22/27	50,000	GBP	119,052
1.25%, 11/22/32	45,000	GBP	99,322

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,702,985)			1,657,142

SUPRANATIONAL BOND - 3.9%

Bank - 3.9%
Morgan Stanley
5.40%, 5/15/15 (Cost: $220,992)	350,000	BRL	187,728

MONEY MARKET FUND - 17.1%
Dreyfus Institutional Preferred Money Market Fund, 0.02%(a) (Cost: $824,495)	$824,495		824,495

TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost: $4,789,594)(b)			4,768,109
Cash, Foreign Currency and Other Assets in Excess Liabilities - 1.0%			48,727

NET ASSETS - 100.0%			$4,816,836

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	Euro
GBP	-	British pound
MXN	-	Mexican peso
SEK	-	Swedish krona
TRY	-	Turkish new lira
ZAR	-	South African rand

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

November 30, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 85.1%

Treasury Bills - 85.1%
U.S. Treasury Bills
0.01%, 12/08/11*	$187,500,000	$187,499,728
0.00%, 12/15/11*	1,300,000	1,299,988
0.02%, 2/09/12*	960,000	959,983
0.01%, 2/16/12*	21,000,000	20,999,580
0.03%, 3/22/12*	5,650,000	5,649,780
0.03%, 3/29/12*	3,500,000	3,499,825

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $219,908,817)		219,908,884

MONEY MARKET FUND - 12.6%
Dreyfus Institutional Preferred Money Market Fund, 0.02%(a) (Cost: $32,505,830)	32,505,830	32,505,830

TOTAL INVESTMENTS IN SECURITIES - 97.7% (Cost: $252,414,647)(b)		252,414,714
Cash and Other Assets in Excess of Liabilities - 2.3%		5,813,607

NET ASSETS - 100.0%		$258,228,321

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of November 30, 2011, the Trust offered 47 investment funds (each a “Fund”, collectively, the “Funds”). These notes relate only to Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”)	May 14, 2008
WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”)	May 14, 2008
WisdomTree Dreyfus Commodity Currency Fund (“Commodity Currency Fund”)	September 24, 2010
WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”)	May 6, 2009
WisdomTree Euro Debt Fund (“Euro Debt Fund”)	May 14, 2008
WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”)	May 14, 2008
WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”)	May 21, 2008
WisdomTree Australia and New Zealand Debt Fund (“Australia and New Zealand Debt Fund”)	June 25, 2008
WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”)	June 25, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

CONSOLIDATION OF SUBSIDIARIES

The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund each includes the investments of a wholly-owned and controlled Cayman Islands subsidiary (each, the “Subsidiary”, collectively, the “Subsidiaries”). For the Managed Futures Strategy Fund and Global Real Return Fund, the accompanying schedule of investments reflect the investments of each Fund on a consolidated basis with its respective Subsidiary. All intercompany transactions have been eliminated in consolidation. Each Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Fund’s investment in its Subsidiary may not exceed 25% of the Fund’s total assets at the end of each fiscal quarter.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments are valued under policies approved by the Board of Trustees. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from dealers, yields and prices on similar securities, and market sentiment for the type of security. Futures contracts generally are valued at settlement price on the primary exchange on which they trade. Swaps are generally valued on the basis of broker dealer quotations or independent pricing services. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time.

Notes to Schedule of Investments (unaudited)(continued)

Forward foreign currency contracts generally are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued at “fair value” in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. In addition, securities may be valued using “fair value” pricing and may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at such money market fund’s net asset value per share.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments are as follows:

Fixed income securities are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as foreign currency contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing

Notes to Schedule of Investments (unaudited)(continued)

service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2011 in valuing each Fund’s assets carried at fair value:

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$653,376	$—
Repurchase Agreement	—	31,460,035	—
U.S. Government Treasury	—	117,049,346	—

Total	—	149,162,757	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,457,355	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4,155,962)	—

Total - Net	$—	$149,464,150	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$2,684,624	$—
Repurchase Agreement	—	144,109,597	—
Time Deposits	—	81,522,368	—
U.S. Government Treasury	—	315,515,229	—

Total	—	543,831,818	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,005,847	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(726,417)	—

Total - Net	$—	$547,111,248	$—

Commodity Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$254,439	$—
Repurchase Agreement	—	12,728,811	—
U.S. Government Treasury	—	41,999,428	—

Total	—	54,982,678	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,244,057	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5,794,306)	—

Total - Net	$—	$50,432,429	$—

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$2,261,401	$—
Repurchase Agreement	—	106,019,470	—
U.S. Government Treasury	—	299,547,803	—

Total	—	407,828,674	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	990,430	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(8,240,779)	—

Total - Net	$—	$400,578,325	$—

Euro Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies & Obligations	$—	$3,498,933	$—
Supranational Bonds	—	1,149,818	—

Total	$—	$4,648,751	$—

Notes to Schedule of Investments (unaudited)(continued)

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$137,032	$—
Repurchase Agreement	—	3,433,265	—
U.S. Government Treasury	—	16,249,806	—

Total	—	19,820,103	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	97	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,426,954)	—

Total - Net	$—	$18,393,246	$—

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$5,023,197	$—
Repurchase Agreement	—	4,895,970	—
Time Deposits	—	19,451,839	—

Total	$—	$29,371,006	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies & Obligations	$—	$18,171,809	$—
Money Market Fund	—	7,079	—
Supranational Bonds	—	7,305,984	—

Total	$—	$25,484,872	$—

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$73,335	$—
Repurchase Agreement	—	2,221,047	—
U.S. Government Treasury	—	5,422,545	—

Total	—	7,716,927	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(229,533)	—

Total - Net	$—	$7,487,394	$—

Notes to Schedule of Investments (unaudited)(continued)

Asia Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies & Obligations	$—	$293,218,245	$—
Money Market Fund	—	9,337,727	—
Repurchase Agreement	—	52,262,238	—
Supranational Bonds	—	52,464,027	3,667,029

Total	—	407,282,237	3,667,029

Unrealized Appreciation on Forward Foreign Currency Contracts	—	161,604	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(741,410)	—

Total - Net	$—	$406,702,431	$3,667,029

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$855,918,597	$—
Money Market Fund	—	20,950,924	—
Repurchase Agreement	—	21,010,040	—
Supranational Bonds	—	163,381,331	—
U.S. Government Treasury	—	499,998	—

Total	—	1,061,760,890	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	59,014	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,073,870)	—

Total - Net	$—	$1,059,746,034	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$1,657,142	$—
Money Market Fund	—	824,495	—
Supranational Bonds	—	187,728	—
U.S. Government Treasury	—	2,098,744	—

Total	—	4,768,109	—

Unrealized Depreciation on Interest Rate Swap Contracts	—	(9,608)	—
Unrealized Appreciation on Total Return Swap Contracts	—	19,964	—
Unrealized Appreciation on Futures Contracts	3,367	—	—

Total - Net	$3,367	$4,778,465	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$32,505,830	$—
U.S. Government Treasury	—	219,908,884	—

Total	—	252,414,714	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	84,086	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(601,500)	—
Unrealized Appreciation on Total Return Swap Contracts	—	1,454,477	—
Unrealized Appreciation on Futures Contracts	2,015,792	—	—
Unrealized Depreciation on Futures Contracts	(71,673)	—	—

Total - Net	$1,944,119	$253,351,777	$—

Notes to Schedule of Investments (unaudited)(continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using the beginning of period method. For the period ended November 30, 2011, there were no transfers in or out of Level 3.

Asia Local Debt Fund	Supranational Bonds
Balance as of September 1, 2011	$12,365,842
Realized gain (loss)	(357,988)
Change in unrealized appreciation (depreciation)*	(911,585)
Sales	(7,429,240)
Transfers in and/or out of Level 3	—

Balance as of November 30, 2011	$3,667,029

* Net change in unrealized appreciation from investments still held as of November 30, 2011 is $(665,760).

Emerging Markets Local Debt Fund	Supranational Bonds
Balance as of September 1, 2011	$2,241,272
Realized gain (loss)	(114,888)
Change in unrealized appreciation (depreciation)	(54,044)
Sales	(2,072,340)
Transfers in and/or out of Level 3	—

Balance as of November 30, 2011	$—

Notes to Schedule of Investments (unaudited)(continued)

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management has implemented the applicable portion of ASU 2010-06 for the period ended November 30, 2011 and the impact of such adoption is limited to additional disclosure in the fair value measurement footnote. No significant transfers between Level 1 or Level 2 fair value measurements occurred during the period end November 30, 2011.

Derivative and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts for the period ended November 30, 2011 which are detailed in the tables herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund.

Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by the investment adviser.

Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract

Notes to Schedule of Investments (unaudited)(continued)

agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into forward contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following forward contracts were open at November 30, 2011:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	12/02/11	BRL	31,516	USD	17,646	$159
	12/02/11	BRL	9,355,051	USD	5,237,990	47,228
	12/02/11	BRL	45,832,855	USD	24,681,128	(749,780)
	12/02/11	BRL	45,970,905	USD	24,822,303	(685,204)
	12/02/11	BRL	46,247,006	USD	24,931,001	(729,705)
	12/02/11	USD	39,794,152	BRL	73,718,667	1,109,533
	12/02/11	USD	39,740,521	BRL	73,718,666	1,163,164
	1/04/12	USD	25,014,093	BRL	43,583,305	(1,011,051)
	1/04/12	USD	24,983,265	BRL	43,583,305	(980,222)
	2/02/12	USD	24,939,779	BRL	46,884,290	720,014
	2/02/12	USD	24,827,864	BRL	46,604,384	678,736
	2/02/12	USD	24,691,482	BRL	46,464,431	738,521

						$301,393

Chinese Yuan Fund	12/07/11	CNY	16,834,451	USD	2,647,967	$1,158
	12/07/11	CNY	33,668,903	USD	5,295,934	2,316
	12/07/11	CNY	65,571,408	USD	10,183,227	(126,286)
	12/07/11	USD	10,146,306	CNY	65,707,480	184,601
	12/07/11	USD	7,913,039	CNY	50,367,283	5,995
	12/21/11	CNH	16,366,672	USD	2,571,557	8,557
	12/21/11	CNH	65,361,554	USD	10,274,066	38,532
	12/21/11	USD	60,126,866	CNH	387,637,906	576,722
	1/12/12	CNY	21,488,633	USD	3,360,224	(12,659)
	1/12/12	CNY	32,452,376	USD	5,081,004	(12,761)
	1/12/12	CNY	32,508,953	USD	5,097,445	(5,201)
	1/12/12	CNY	32,759,105	USD	5,144,332	2,422
	1/12/12	CNY	32,732,786	USD	5,150,309	12,530
	1/12/12	CNY	98,058,147	USD	15,264,334	(126,985)
	1/12/12	CNY	130,000,000	USD	20,461,163	56,201
	1/12/12	CNY	515,034,753	USD	81,210,147	369,648
	1/12/12	USD	139,272,505	CNY	895,034,753	1,213,270
	1/18/12	USD	157,457,887	CNH	1,008,391,798	332,039
	1/18/12	USD	12,759,400	CNH	81,660,159	18,521
	1/18/12	USD	2,554,879	CNH	16,329,512	310
	2/21/12	CNY	11,085,863	USD	1,733,114	(5,088)
	2/21/12	CNY	16,380,736	USD	2,579,237	10,828
	2/21/12	CNY	32,485,155	USD	5,066,148	(27,345)
	2/21/12	CNY	56,805,186	USD	8,908,801	2,060
	2/21/12	CNY	65,564,629	USD	10,347,136	66,963
	2/21/12	USD	116,429,057	CNY	747,241,688	734,325
	4/25/12	CNY	56,963	USD	8,899	(25)
	4/25/12	CNY	56,963	USD	8,900	(24)
	4/25/12	CNY	376,105	USD	58,725	(198)
	4/25/12	CNY	450,431	USD	70,199	(369)
	4/25/12	CNY	495,552	USD	77,466	(171)
	4/25/12	CNY	509,187	USD	79,239	(534)
	4/25/12	CNY	569,356	USD	89,101	(98)
	4/25/12	CNY	623,222	USD	97,227	(412)
	4/25/12	CNY	773,823	USD	120,699	(534)
	4/25/12	CNY	957,914	USD	151,079	1,005
	4/25/12	CNY	1,104,179	USD	174,767	1,778
	4/25/12	CNY	1,652,398	USD	257,123	(1,755)
	4/25/12	CNY	2,049,826	USD	320,962	(179)
	4/25/12	CNY	97,723,211	USD	15,487,038	176,989
	4/25/12	USD	25,643,291	CNY	162,834,896	(132,357)
	4/25/12	USD	25,515,727	CNY	163,224,104	56,183
	4/25/12	USD	20,412,581	CNY	130,579,283	44,946
	4/25/12	USD	15,433,331	CNY	97,584,949	(144,942)
	4/25/12	USD	15,309,436	CNY	97,934,462	33,710
	4/25/12	USD	12,852,111	CNY	82,124,992	14,204
	4/25/12	USD	10,206,291	CNY	65,289,641	22,473
	4/25/12	USD	5,147,099	CNY	32,519,374	(52,371)
	4/25/12	USD	5,129,376	CNY	32,534,605	(32,261)
	4/25/12	USD	5,126,127	CNY	32,502,207	(34,088)
	4/25/12	USD	5,096,540	CNY	32,640,793	17,210
	4/25/12	USD	2,580,577	CNY	16,418,919	(8,266)
	4/25/12	USD	101,319	CNY	640,642	(952)

Notes to Schedule of Investments (unaudited)(continued)

	4/25/12	USD	89,901	CNY	570,869	(464)
	4/25/12	USD	40,558	CNY	260,171	202
	4/25/12	USD	29,320	CNY	187,309	25
	4/25/12	USD	27,880	CNY	178,365	64
	4/25/12	USD	19,957	CNY	127,765	60
	4/25/12	USD	14,572	CNY	92,430	(92)

						$3,279,430

Commodity Currency Fund	12/02/11	AUD	326,258	USD	320,353	$(14,812)
	12/02/11	AUD	326,554	USD	339,631	4,161
	12/02/11	AUD	658,353	USD	633,500	(42,826)
	12/02/11	AUD	1,974,206	USD	1,918,691	(109,412)
	12/02/11	AUD	6,627,943	USD	6,582,873	(226,016)
	12/02/11	BRL	551,752	USD	303,411	(2,736)
	12/02/11	BRL	11,227,570	USD	6,066,006	(163,746)
	12/02/11	CAD	342,382	USD	329,997	(6,744)
	12/02/11	CAD	341,087	USD	335,272	(196)
	12/02/11	CAD	680,288	USD	650,340	(18,741)
	12/02/11	CAD	2,036,072	USD	1,980,615	(21,915)
	12/02/11	CAD	6,715,712	USD	6,511,574	(93,503)
	12/02/11	CLP	161,320,343	USD	311,015	(1,894)
	12/02/11	CLP	161,502,719	USD	318,295	5,032
	12/02/11	CLP	323,430,569	USD	613,441	(13,910)
	12/02/11	CLP	971,721,032	USD	1,864,213	(20,611)
	12/02/11	CLP	3,248,187,066	USD	6,218,411	(82,020)
	12/02/11	NOK	1,888,202	USD	326,402	(922)
	12/02/11	NOK	1,883,568	USD	339,545	13,024
	12/02/11	NOK	3,756,650	USD	639,277	(11,946)
	12/02/11	NOK	11,251,773	USD	1,926,805	(23,715)
	12/02/11	NOK	37,246,821	USD	6,334,601	(122,220)
	12/02/11	NZD	418,898	USD	312,167	(13,526)
	12/02/11	NZD	418,206	USD	332,593	7,437
	12/02/11	NZD	842,736	USD	644,053	(11,174)
	12/02/11	NZD	2,524,674	USD	1,957,809	(5,125)
	12/02/11	NZD	8,251,128	USD	6,234,965	(180,285)
	12/02/11	RUB	9,998,510	USD	320,922	(4,611)
	12/02/11	RUB	10,027,118	USD	326,510	46
	12/02/11	RUB	20,091,924	USD	615,561	(38,594)
	12/02/11	RUB	60,318,153	USD	1,857,984	(105,862)
	12/02/11	RUB	200,439,285	USD	6,394,617	(131,310)
	12/02/11	USD	9,929,947	AUD	9,582,486	(85,854)
	12/02/11	USD	349,172	AUD	330,828	(9,313)
	12/02/11	USD	6,860,409	BRL	11,779,322	(324,511)
	12/02/11	USD	9,851,058	CAD	9,776,978	(235,146)
	12/02/11	USD	344,751	CAD	338,563	(11,766)
	12/02/11	USD	9,892,837	CLP	4,704,043,965	(768,515)
	12/02/11	USD	348,266	CLP	162,117,764	(33,810)
	12/02/11	USD	9,873,115	NOK	54,153,544	(485,475)
	12/02/11	USD	345,353	NOK	1,873,470	(20,582)
	12/02/11	USD	9,959,770	NZD	12,041,433	(597,559)
	12/02/11	USD	350,197	NZD	414,209	(28,150)
	12/02/11	USD	9,901,490	RUB	290,861,217	(431,594)
	12/02/11	USD	340,257	RUB	10,013,773	(14,228)
	12/02/11	USD	9,887,392	ZAR	72,281,780	(962,338)
	12/02/11	USD	346,728	ZAR	2,482,509	(40,198)
	12/02/11	ZAR	2,448,446	USD	290,417	(11,907)
	12/02/11	ZAR	2,453,471	USD	308,040	5,096
	12/02/11	ZAR	4,914,234	USD	610,187	3,398
	12/02/11	ZAR	14,741,341	USD	1,765,060	(55,139)
	12/02/11	ZAR	50,206,797	USD	5,989,478	(209,849)
	1/04/12	USD	6,246,591	BRL	11,647,394	168,087
	3/02/12	USD	6,336,377	AUD	6,444,647	216,864
	3/02/12	USD	6,337,335	CAD	6,549,002	89,745
	3/02/12	USD	6,211,277	CLP	3,276,448,847	79,062
	3/02/12	USD	6,223,301	NOK	36,726,186	118,039
	3/02/12	USD	6,370,426	NZD	8,480,897	183,104
	3/02/12	USD	6,243,076	RUB	198,483,004	133,365
	3/02/12	USD	6,279,713	ZAR	53,327,323	217,597

						$(4,550,249)

Emerging Currency Fund	12/02/11	BRL	316,931	USD	174,282	$(1,571)

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	12/02/11	BRL	316,931	USD	174,282	(1,571)
	12/02/11	BRL	318,195	USD	178,661	2,106
	12/02/11	BRL	318,110	USD	181,311	4,804
	12/02/11	BRL	57,612,334	USD	31,126,659	(840,234)
	12/02/11	USD	32,304,484	BRL	57,292,649	(514,972)
	12/02/11	USD	907,191	BRL	1,589,852	(25,042)
	1/04/12	BRL	318,773	USD	171,330	(4,209)
	1/04/12	USD	31,140,313	BRL	58,064,227	837,944
	2/06/12	CLP	91,744,133	USD	173,733	(2,842)
	2/06/12	CLP	91,816,593	USD	175,678	(1,037)
	2/06/12	CLP	91,816,593	USD	175,678	(1,037)
	2/06/12	CLP	91,875,299	USD	181,464	4,637
	2/06/12	CLP	91,725,261	USD	183,451	6,912
	2/06/12	CNH	1,146,496	USD	178,707	(590)
	2/06/12	CNH	1,148,277	USD	179,320	(255)
	2/06/12	CNH	1,154,232	USD	180,166	(341)
	2/06/12	CNH	1,153,572	USD	180,330	(73)
	2/06/12	CNH	1,153,572	USD	180,330	(73)
	2/06/12	IDR	1,615,414,863	USD	173,514	(419)
	2/06/12	IDR	1,609,714,844	USD	173,835	516
	2/06/12	IDR	1,609,714,844	USD	173,835	516
	2/06/12	IDR	1,615,892,564	USD	176,215	2,230
	2/06/12	IDR	1,610,904,700	USD	178,099	4,651
	2/06/12	INR	9,065,571	USD	169,704	(1,807)
	2/06/12	INR	9,065,571	USD	169,704	(1,807)
	2/06/12	INR	9,040,057	USD	171,848	820
	2/06/12	INR	9,052,750	USD	179,582	8,314
	2/06/12	INR	9,058,535	USD	180,485	9,107
	2/06/12	KRW	204,359,774	USD	177,627	(493)
	2/06/12	KRW	204,359,774	USD	177,627	(493)
	2/06/12	KRW	204,323,349	USD	177,657	(431)
	2/06/12	KRW	203,892,869	USD	178,963	1,251
	2/06/12	KRW	204,116,503	USD	179,538	1,630
	2/06/12	PLN	566,884	USD	165,792	(2,958)
	2/06/12	PLN	567,408	USD	170,372	1,466
	2/06/12	PLN	567,408	USD	170,372	1,466
	2/06/12	PLN	567,287	USD	176,501	7,631
	2/06/12	PLN	566,945	USD	177,353	8,585
	2/06/12	RUB	5,539,927	USD	175,510	(3,146)
	2/06/12	RUB	5,547,747	USD	176,200	(2,708)
	2/06/12	RUB	5,547,747	USD	176,200	(2,708)
	2/06/12	RUB	5,563,467	USD	178,145	(1,270)
	2/06/12	RUB	5,556,080	USD	179,344	167
	2/06/12	TRY	327,738	USD	173,710	(3,574)
	2/06/12	TRY	327,738	USD	173,710	(3,574)
	2/06/12	TRY	327,222	USD	174,254	(2,751)
	2/06/12	TRY	329,702	USD	181,960	3,614
	2/06/12	TRY	329,304	USD	182,749	4,618
	2/06/12	USD	32,373,877	CLP	16,539,813,576	(540,607)
	2/06/12	USD	914,032	CLP	458,844,135	(30,920)
	2/06/12	USD	32,251,329	CNH	206,650,391	66,048
	2/06/12	USD	901,649	CNH	5,749,815	(2,454)
	2/06/12	USD	32,335,424	IDR	291,342,171,349	(966,321)
	2/06/12	USD	887,671	IDR	8,051,173,649	(20,793)
	2/06/12	USD	32,284,336	INR	1,631,004,669	(1,427,454)
	2/06/12	USD	904,610	INR	45,293,823	(47,699)
	2/06/12	USD	32,366,748	KRW	36,742,731,831	(341,856)
	2/06/12	USD	906,500	KRW	1,021,444,193	(16,211)
	2/06/12	USD	32,162,064	PLN	102,079,174	(1,775,121)
	2/06/12	USD	892,640	PLN	2,836,005	(48,417)
	2/06/12	USD	32,284,173	RUB	1,001,132,190	1,100
	2/06/12	USD	904,175	RUB	27,776,253	(8,425)
	2/06/12	USD	32,478,563	TRY	59,295,268	(403,948)
	2/06/12	USD	907,932	TRY	1,643,993	(18,647)
	2/06/12	USD	32,177,208	ZAR	258,662,923	(552,650)
	2/06/12	USD	901,654	ZAR	7,181,540	(23,627)
	2/06/12	ZAR	1,435,513	USD	168,676	(6,833)
	2/06/12	ZAR	1,435,513	USD	168,676	(6,833)
	2/06/12	ZAR	1,434,398	USD	169,844	(5,528)

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	2/06/12	ZAR	1,437,337	USD	176,921	1,190
	2/06/12	ZAR	1,436,630	USD	180,438	4,793
	2/09/12	MXN	2,443,166	USD	173,571	(5,467)
	2/09/12	MXN	2,443,166	USD	173,571	(5,467)
	2/09/12	MXN	2,444,014	USD	174,187	(4,913)
	2/09/12	MXN	2,442,843	USD	179,148	133
	2/09/12	MXN	2,443,803	USD	180,360	1,276
	2/09/12	MYR	563,561	USD	176,058	(864)
	2/09/12	MYR	563,561	USD	176,058	(864)
	2/09/12	MYR	563,263	USD	177,127	298
	2/09/12	MYR	561,896	USD	177,478	1,079
	2/09/12	MYR	561,707	USD	177,868	1,528
	2/09/12	USD	32,357,454	MXN	439,574,390	(144,898)
	2/09/12	USD	904,658	MXN	12,216,859	(9,391)
	2/09/12	USD	32,176,267	MYR	101,245,842	(391,536)
	2/09/12	USD	894,184	MYR	2,813,102	(11,049)

						$(7,250,349)

Indian Rupee Fund	2/06/12	INR	1,089,424	USD	20,394	$(217)
	2/06/12	INR	3,100,000	USD	58,746	97
	2/06/12	INR	125,807,700	USD	2,355,067	(25,081)
	2/06/12	USD	11,423,699	INR	566,786,817	(700,692)
	2/06/12	USD	11,423,699	INR	566,786,817	(700,692)
	2/06/12	USD	38,110	INR	2,000,000	(272)

						$(1,426,857)

South African Rand Fund	2/06/12	USD	2,623,097	ZAR	20,824,768	$(77,026)
	2/06/12	USD	2,547,873	ZAR	20,212,275	(76,687)
	2/06/12	USD	2,547,006	ZAR	20,212,275	(75,820)

						$(229,533)

Asia Local Debt Fund	12/21/11	INR	13,065,000	USD	258,457	$9,038
	12/21/11	INR	135,826,000	USD	2,739,532	146,535
	12/21/11	SGD	1,443,000	USD	1,100,938	(13,411)
	12/21/11	USD	2,206,847	CNH	14,130,884	6,031
	12/21/11	USD	5,551,765	HKD	43,120,000	(15,376)
	12/21/11	USD	2,792,990	IDR	25,081,046,000	(66,554)
	12/21/11	USD	2,813,820	INR	135,598,000	(225,176)
	12/21/11	USD	271,840	INR	13,293,000	(18,069)
	12/21/11	USD	6,121,695	PHP	265,804,000	(35,205)
	12/21/11	USD	24,604,870	SGD	31,680,000	(140,148)
	12/21/11	USD	1,137,111	SGD	1,436,000	(28,167)
	12/21/11	USD	573,253	SGD	727,000	(11,831)
	12/21/11	USD	22,817,883	TWD	686,019,662	(186,232)
	12/21/11	USD	273,836	TWD	8,263,000	(1,241)

						$(579,806)

Emerging Markets Local Debt Fund	12/02/11	BRL	1,855,758	USD	1,005,096	$(24,594)
	12/02/11	CLP	175,330,727	USD	334,617	(5,468)
	12/02/11	CNH	1,955,099	USD	305,795	(407)
	12/02/11	COP	649,449,815	USD	329,436	(3,556)
	12/02/11	IDR	9,157,115,994	USD	991,030	(14,142)
	12/02/11	MXN	6,985,284	USD	500,750	(13,979)
	12/02/11	MXN	7,020,554	USD	503,278	(14,050)
	12/02/11	MYR	3,172,929	USD	998,090	(157)
	12/02/11	PEN	894,622	USD	330,668	(735)
	12/02/11	PHP	13,962,725	USD	319,879	(220)
	12/02/11	PLN	2,268,907	USD	667,610	(11,917)
	12/02/11	RUB	20,733,755	USD	663,847	(11,206)
	12/02/11	THB	20,863,974	USD	665,942	(3,418)
	12/02/11	THB	10,474,741	USD	335,729	(323)
	12/02/11	TRY	1,234,173	USD	666,814	(9,630)
	12/02/11	ZAR	5,591,827	USD	668,863	(21,593)
	12/05/11	CNH	977,697	USD	152,956	(168)
	12/05/11	IDR	4,635,761,284	USD	503,067	(5,798)
	12/05/11	MYR	1,588,472	USD	499,834	79
	12/21/11	CLP	338,782,000	USD	664,996	9,364
	12/21/11	CLP	3,739,433,000	USD	7,275,161	38,386
	12/21/11	KRW	1,558,000,000	USD	1,321,459	(40,171)
	12/21/11	PHP	21,437,000	USD	486,100	(4,774)
	12/21/11	PHP	57,890,000	USD	1,325,624	35
	12/21/11	RUB	22,928,000	USD	712,359	(32,102)

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	12/21/11	THB	60,333,000	USD	1,938,721	11,150
	12/21/11	USD	8,553,280	CLP	4,137,649,000	(545,853)
	12/21/11	USD	529,065	IDR	4,751,000,000	(12,607)
	12/21/11	USD	30,547,166	KRW	33,882,000,000	(935,653)
	12/21/11	USD	8,855,182	PHP	384,492,000	(50,925)
	12/21/11	USD	745,020	RUB	22,928,000	(559)
	12/21/11	USD	12,595,742	THB	384,548,000	(309,865)

						$(2,014,856)

Managed Futures Strategy Fund (consolidated)	12/21/11	JPY	96,860,000	USD	1,257,984	$9,687
	12/21/11	JPY	117,962,000	USD	1,541,060	20,808
	12/21/11	JPY	187,863,000	USD	2,408,531	(12,581)
	12/21/11	JPY	2,875,323,000	USD	37,075,587	19,442
	12/21/11	USD	34,324,891	JPY	2,625,305,000	(490,890)
	12/21/11	USD	1,530,571	JPY	117,299,000	(18,863)
	12/21/11	USD	1,493,810	JPY	113,605,000	(29,709)
	12/21/11	USD	1,411,316	JPY	108,303,000	(15,546)
	12/21/11	USD	1,396,993	JPY	109,517,000	14,423
	12/21/11	USD	1,386,557	JPY	105,968,000	(20,879)
	12/21/11	USD	1,276,163	JPY	98,011,000	(13,032)
	3/21/12	JPY	2,444,454,000	USD	31,582,093	19,726

						$(517,414)

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CLP - Chilean peso

CNH - Chinese renminbi

CNY - Chinese yuan

COP - Colombian peso

HKD - Hong Kong dollar

IDR - Indonesian rupiah

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PEN - Peruvian nuevo sol

PHP - Philippines peso

PLN - Polish zloty

RUB - Russian ruble

SGD - Singapore dollar

THB - Thai baht

TRY - Turkish new lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Notes to Schedule of Investments (unaudited)(continued)

Currency, Interest Rate and Total Return Swaps - Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Detailed below is the interest rate swap agreement outstanding as of November 30, 2011:

Fund	Counterparty	Termination Date	Notional Amount (000)	Fixed Rate Paid	Floating Rate Received	Unrealized Depreciation
Global Real Return Fund (consolidated)	UBS AG	7/14/16	$220	1.89%	6 Month Treasury Bill	$(9,608)

Detailed below are total return swap agreements outstanding as of November 30, 2011:

Fund	Counterparty	Termination Date	Notional Amount (000)	Reference Entity	Unrealized Appreciation
Global Real Return Fund (consolidated)	UBS AG	7/16/12	$832	AFT CTI Modified Index	$19,964
Managed Futures Strategy Fund (consolidated)	UBS AG	12/15/11	60,626	AFT CTI Modified Index	1,454,477

Futures Contracts - Each Fund may transact in currency futures contracts and U.S. Treasury futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures

Notes to Schedule of Investments (unaudited)(continued)

commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

At November 30, 2011 the Fund had the following open futures contracts:

Fund	Futures Contracts Short	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Managed Futures Strategy Fund (consolidated)	Australian Dollar Currency Futures	52	$(5,272,280)	Mar 2012	$(866)
	British Pound Currency Futures	133	(13,037,325)	Mar 2012	(118)
	Canadian Dollar Currency Futures	27	(2,640,870)	Mar 2012	(801)
	Cocoa Futures	30	(691,500)	Mar 2012	124,695
	Coffee Futures	12	(1,066,050)	Mar 2012	(29,967)
	Copper Futures	41	(3,664,888)	Mar 2012	78,269
	Corn Futures	108	(3,283,200)	Mar 2012	278,527
	Cotton Futures	15	(681,825)	Mar 2012	74,123
	Euro Foreign Exchange Currency Futures	201	(33,785,588)	Mar 2012	410
	Gold 100 Ounce Futures	15	(2,625,450)	Feb 2012	(53)
	Silver Futures	7	(1,148,140)	Mar 2012	(24)
	Soybean Futures	60	(3,423,000)	Mar 2012	236,944
	Sugar #11 (World) Futures	26	(689,853)	Mar 2012	64,959
	Swiss Franc Futures	38	(5,212,175)	Mar 2012	(39,777)
	Wheat Futures (CBT) Futures	42	(1,289,400)	Mar 2012	105,711

					892,032

	Futures Contracts Long
	Gasoline Rbob Futures	22	2,396,764	Mar 2012	1,015
	Heating Oil Futures	19	2,415,785	Mar 2012	(67)
	Lean Hogs Futures	38	1,391,940	Feb 2012	18,483
	Live Cattle Futures	42	2,076,480	Feb 2012	38,149
	Natural Gas Futures	58	2,076,980	Mar 2012	37
	U.S. Long Bond (CBT) Futures	136	19,227,000	Mar 2012	678,332
	U.S. Treasury Notes 10yr Futures	150	19,401,563	Mar 2012	313,748
	WTI Crude Futures	60	6,033,000	Mar 2012	2,390

					1,052,087

	Total				$1,944,119

Global Real Return Fund (consolidated)	Futures Contracts Long
	Gold 100 Ounce Futures	1	175,030	Feb 2012	$3,367

Notes to Schedule of Investments (unaudited)(continued)

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At November 30, 2011, the cost of investments for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Brazilian Real Fund	$149,158,847	$3,951	$(41)	$3,910
Chinese Yuan Fund	543,815,765	28,970	(12,917)	16,053
Commodity Currency Fund	54,978,513	4,235	(70)	4,165
Emerging Currency Fund	407,803,382	25,458	(166)	25,292
Euro Debt Fund	4,864,345	—	(215,594)	(215,594)
Indian Rupee Fund	19,818,640	1,482	(19)	1,463
Japanese Yen Fund	29,496,304	—	(125,298)	(125,298)
Australia and New Zealand Debt Fund	25,446,504	166,973	(128,605)	38,368
South African Rand Fund	7,716,627	304	(4)	300
Asia Local Debt Fund	420,664,565	1,809,073	(11,524,372)	(9,715,299)
Emerging Markets Local Debt Fund	1,122,903,008	4,304,554	(65,446,672)	(61,142,118)
Global Real Return Fund (consolidated)	4,789,594	98,318	(119,803)	(21,485)
Managed Futures Strategy Fund (consolidated)	252,414,647	267	(200)	67

4. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements” (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

5. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, its adviser, WisdomTree Asset Management, Inc., and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”) and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. Specifically, the Currency Income, Fixed Income and Alternative Funds described herein, do not infringe upon plaintiff’s patents since they are not managed using a fundamentally weighted investment methodology.

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. WisdomTree Asset Management and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	January 30, 2012

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	January 30, 2012

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	January 30, 2012